Legal Proceedings (Details) $ in Thousands, ₩ in Millions			1 Months Ended							12 Months Ended
	Apr. 05, 2023 agreement	Jun. 01, 2021 case	Feb. 28, 2025 case	Jul. 30, 2023 GBP (£)	Jul. 30, 2023 KRW (₩)	Feb. 28, 2023 GBP (£)	Feb. 28, 2023 KRW (₩)	Aug. 31, 2020 employee	Oct. 31, 2012 agreement	Dec. 31, 2024 GBP (£) classAction plaintiff case hearing	Jan. 02, 2025 patent	Oct. 12, 2024 patent	Oct. 09, 2024 USD ($) plaintiff	Oct. 07, 2024 patent	Aug. 30, 2024 patent	Aug. 14, 2024 patent	Apr. 25, 2024 patent	Dec. 31, 2023 GBP (£)	Aug. 02, 2023 patent	Dec. 31, 2022 case	Jun. 07, 2022 patent	Aug. 05, 2021 USD ($)	Dec. 02, 2020 member	Jun. 30, 2017 USD ($)
Disclosure of other provisions [line items]
Provision for legal and other disputes | £										£ 1,446,000,000								£ 267,000,000
GSK Korea
Disclosure of other provisions [line items]
Loss contingency, damages sought, value				£ 212,000	₩ 351	£ 45,000	₩ 70
Minimum | GSK Korea
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Number of employees interfered with tender process | employee								1
Coreq
Disclosure of other provisions [line items]
Damages awarded to GSK | $																						$ 235,510		$ 235,510
Number of panel members at rehearing | member																							3
mRNA | Comirnaty | Conclusion of major litigation
Disclosure of other provisions [line items]
Number of patents allegedly invalidly infringed											5
mRNA | Delaware
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Number of patents allegedly infringed												2			8	3	5
mRNA | Delaware | Spikevax
Disclosure of other provisions [line items]
Number of patents allegedly infringed												7
mRNA | Delaware | mRESVIA
Disclosure of other provisions [line items]
Number of patents allegedly infringed												6
RSV
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Number of patents revocation requested																					3
Number of patents invalidated														2
Number of separate first-instance hearings | hearing										2
RSV | Delaware
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Number of patents																			4
Avandia
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Number of class actions pending | classAction										2
Zantac | US
Disclosure of other provisions [line items]
Loss contingency number of plaintiffs in case, agreement reached | plaintiff													10
Percentage of plaintiffs, agreement reached													93.00%
Loss contingency number of plaintiffs | plaintiff										80,000
Loss contingency, damages awarded, value | $													$ 2,200,000
Number of cancer types | case										10
Number of product liability cases, dismissed | case																				14,000
Zantac | US | Conclusion of major litigation
Disclosure of other provisions [line items]
Percentage of state cases remaining			1.00%
Number of personal injury cases, defendant | case			2
Zantac | Ontario and Quebec
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Number of class actions pending | classAction										2
Zantac | Canada
Disclosure of other provisions [line items]
Number of class actions pending | classAction										120
Zantac Qui Tam | US
Disclosure of other provisions [line items]
Loss contingency, damages awarded, value | $													$ 70,000
Zofran
Disclosure of other provisions [line items]
Number of product liability cases | case		431								400
Zofran | Canada
Disclosure of other provisions [line items]
Number of class actions pending | classAction										4
Number of state court cases | case										1
Zejula Royalty Dispute
Disclosure of other provisions [line items]
Number of worldwide patent license agreements | agreement	2								2